Income Taxes	12 Months Ended
Sep. 30, 2021
Income Tax Disclosure [Abstract]
Income Taxes

(5) Income Taxes

The components of the deferred tax assets at September 30, 2021 and 2020 were as follows:

	2021	2020
Deferred tax assets:
Net operating loss	$253,194	$63,260
Total gross deferred tax asset	253,194	63,260
Gross net deferred tax asset	253,194	63,260
Less: Valuation allowances	(253,194)	(63,260)
Net deferred tax asset	$—	$—

The Company has recorded various deferred tax assets and liabilities as reflected above. In assessing the ability to realize the deferred tax assets, management considers, whether it is more likely than not, that some portion, or all of the deferred tax assets and liabilities will be realized. The ultimate realization is dependent on generating sufficient taxable income in future years. The valuation allowance is equal to 100% of the net deferred tax asset. Given recurring losses, the Company cannot conclude that it is more likely than not that such assets will be realized, therefore a full valuation allowance has been recorded.

The components of the provisions for income taxes for the fiscal years ended September 30, 2021 and 2020 are as follows:

	2021	2020
Current:
Federal	$—	$—
State	—	—
Total	—	—
Deferred:
Additional deferred tax related to book tax differences	—	—
Valuation allowance	—	—
Total tax provision	$—	$—

A reconciliation of the provisions for income taxes for the fiscal years ended September 2021 and 2020 as compared to statutory rates is as follows:

	2021		2020
	Amount	%	Amount	%
Provision at statutory rates	$(129,123)	19.11%	$(37,893)	19.11%
State income tax, net of federal benefit	(60,812)	9.00%	(17,846)	9.00%
Non-Deductible items
Penalties	—		—
Meals & Entertainment	—	0.00%	—	1.88%
Temporary Differences
Stock-based compensation	—	0.00%	—	0.00%
Other tax differences	—	0.00%	—	0.00%
Valuation Allowance on deferred tax assets	189,935	(28.11%)	55,739	(28.11%)
Total income tax provision	$—	0.00%	$—	0.00%